Balance Sheets (Unaudited) (USD $)	Dec. 31, 2013	Mar. 31, 2013
Current Assets
Cash	$ 113,149	$ 16,770
Accounts receivable	8,265	8,679
Other receivables	13,523	4,128
Total Current Assets	134,937	29,577
Property and equipment, net of accumulated depreciation of $85,909 and $81,226, respectively	33,660	33,950
Capitalized software development costs, net of accumulated amortization of $101,208 and $75,997, respectively	120,181	155,137
Other noncurrent assets	70,805	55,136
Total Other Assets	190,986	210,273
TOTAL ASSETS	359,583	273,800
Current Liabilities
Accounts payable and accruals	676,223	388,518
Accounts payable and accruals - related party	204,555	375,504
Deferred revenue	24,707	24,000
Notes payable	768,955	76,412
Notes payable - related parties	360,106	316,540
Convertible notes payable		150,000
Convertible notes payable - related party		175,000
Total Current Liabilities	2,034,546	1,505,974
Deferred Tax Liability	543	543
Total Liabilities	2,035,089	1,506,517
Stockholders' Deficit
Common Stock, 1,500,000,000 shares authorized, $0.001 par value, 161,476,831 and 83,818,894 issued and outstanding, respectively	161,477	83,819
Additional Paid-in Capital	7,277,752	6,679,717
Unamortized share-based compensation	(24,186)	(183,375)
Cumulative translation adjustments	(12,154)	(13,306)
Accumulated deficit	(9,078,395)	(7,799,572)
Total Stockholders' Deficit	(1,675,506)	(1,232,717)
Total Liabilities and Stockholders' Deficit	$ 359,583	$ 273,800